Average Annual Total Returns - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund	Dec. 30, 2023
Fidelity Total International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.28%)
Past 5 years	0.96%
Since Inception	4.62%	[1]
Fidelity Total International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.62%)
Past 5 years	0.51%
Since Inception	4.17%	[1]
Fidelity Total International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.14%)
Past 5 years	0.84%
Since Inception	3.69%	[1]
IX425
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	1.01%
Since Inception	4.84%	[1]

[1]	AFrom June 7, 2016.